NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
Prepaid Expenses and Other Current Assets
	2013	2012
Escrow Deposit held for indemnification	$300,000	$300,000
Prepaid insurance - medical professional liability	183,242	121,197
	$483,242	$421,197